EXPENSES BY NATURE (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of attribution of expenses by nature to their function [abstract]
Schedule of Total Operating Expenses by Nature

	Year ended December 31,
(in millions of Euros)	2021	2020	2019
Raw materials and consumables used	(3,885)	(2,832)	(3,535)
Employee benefit expenses	(967)	(902)	(1,038)
Energy costs	(149)	(141)	(162)
Sub-contractors	(102)	(89)	(100)
Freight out costs	(143)	(122)	(156)
Professional fees	(63)	(73)	(97)
Lease expenses	(12)	(11)	(13)
Depreciation and amortization	(267)	(259)	(256)
Other operating expenses	(197)	(240)	(272)
Other gains and losses - net	117	(89)	(23)
Total operating expenses	(5,668)	(4,758)	(5,652)